Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues (note 4)	$ 3,249,072	$ 2,772,415
Cost of revenues (exclusive of depreciation and amortization shown below)	2,202,840	1,871,798
Selling, general and administrative expenses	733,602	628,523
Depreciation	55,074	51,918
Amortization of intangible assets	43,891	46,464
Acquisition-related items (note 5)	12,023	4,300
Operating earnings	201,642	169,412
Interest expense, net	16,036	24,318
Other income, net (note 7)	(23,399)	(361)
Earnings before income tax	209,005	145,455
Income tax (note 16)	52,875	35,865
Net earnings	156,130	109,590
Non-controlling interest share of earnings (note 13)	7,422	6,354
Non-controlling interest redemption increment (note 13)	13,496	15,977
Net earnings attributable to Company	$ 135,212	$ 87,259
Net earnings per common share (note 17)
Basic (in dollars per share)	$ 3.08	$ 2.04
Diluted (in dollars per share)	$ 3.05	$ 2.02